Earnings (Loss) Per Share (Tables)	12 Months Ended
Aug. 31, 2023
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Share	The following table sets forth the computation of basic and diluted net income per share for the following periods:
Year Ended August 31,	2023	2022	2021
Net income (loss) available for ordinary shareholders (A)	$694,495	$(174,189)	$(777,892)
- continuing operations	$10,534	$(60,575)	$(17,013)
- discontinued operations	$683,961	$(113,614)	$(772,021)

Weighted average outstanding ordinary shares (B)
- basic	87,293	22,166	13,223
- diluted	87,293	22,166	13,223

Earnings (loss) per ordinary share - basic (A/B)
- Continuing operations	$0.12	$(2.73)	$(1.29)
- Discontinued operations	$7.84	$(5.13)	$(57.54)

Earnings (loss) per ordinary share - diluted (A/B)
- Continuing operations	$0.12	$(2.73)	$(1.29)
- Discontinued operations	$7.84	$(5.13)	$(57.54)